Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Details)	12 Months Ended
	Jun. 30, 2023 € / £ $ / £	Jun. 30, 2022 $ / £ € / £	Jun. 30, 2021 € / £ $ / £
US dollar
Foreign exchange rates [abstract]
Income statement and cash flows | $ / £	1.20	1.33	1.35
Assets and liabilities | $ / £	1.26	1.21	1.39
Euro
Foreign exchange rates [abstract]
Income statement and cash flows | € / £	1.15	1.18	1.13
Assets and liabilities | € / £	1.17	1.16	1.17